Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
20.	Income Taxes

Components of earnings from continuing operations before income taxes and noncontrolling interests are as follows (in thousands):

Year Ended December 31,	2012	2011	2010

United States	$854,705	$1,241,465	$260,794
Foreign	(1,765)	10,347	6,321

	$852,940	$1,251,812	$267,115

The provision for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010

Current:
Federal	$261,552	$329,076	$(66,462)
State	20,337	1,685	(19,297)
Foreign	3,199	2,016	8,289

Total current	285,088	332,777	(77,470)

Deferred:
Federal	(23,052)	55,124	138,662
State	(10,440)	10,400	12,223
Foreign	8,218	(7,473)	(12,623)

Total deferred	(25,274)	58,051	138,262

Total provision for income taxes	$259,814	$390,828	$60,792

A reconciliation of the federal statutory tax rate (35%) to the total provision is as follows:

	Year Ended December 31,
	2012	2011	2010

Taxes computed at statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	0.75	0.63	(1.72)
Federal research credit	-	(0.28)	(1.19)
Domestic manufacturing deduction	(3.25)	(2.21)	-
Equity in losses of foreign joint ventures	1.43	0.64	3.09
Foreign rate differential	0.60	(0.92)	(3.83)
Noncontrolling interests	(3.64)	(2.32)	(9.47)
Other, net	(0.43)	0.68	0.88

Provision for income taxes	30.46%	31.22%	22.76%

Deferred tax assets and liabilities resulted from the following (in thousands):

	December 31,
	2012	2011
Deferred tax assets:
Accrued liabilities and reserves	$108,287	$115,752
Allowance for doubtful accounts	14,212	14,088
Inventory	174,499	142,236
Post-retirement benefits	11,119	8,260
Natural gas hedges	221	22,433
Net operating loss carryforward	15,033	25,739
Cumulative translation adjustments	-	2,254
Tax credit carryforwards	28,600	39,700

Total deferred tax assets	351,971	370,462

Deferred tax liabilities:
Holdbacks and amounts not due under contracts	(17,523)	(9,406)
Cumulative translation adjustments	(1,600)	-
Intangibles	(233,413)	(236,627)
Property, plant and equipment	(475,176)	(461,915)

Total deferred tax liabilities	(727,712)	(707,948)

Total net deferred tax liabilities	$(375,741)	$(337,486)

Current deferred tax assets included in other current assets were $190.4 million at December 31, 2012 ($195.9 million at December 31, 2011). Non-current deferred tax liabilities included in deferred credits and other liabilities were $566.1 million at December 31, 2012 ($533.4 million at December 31, 2011). Nucor paid $313.5 million in net federal, state and foreign income taxes in 2012 (paid $322.4 million in net federal, state and foreign income taxes in 2011, and received $245.0 million in refunds in 2010).

Cumulative undistributed foreign earnings for which U.S. taxes have not been provided are included in consolidated retained earnings in the amount of $176.5 million at December 31, 2012 ($168.0 million at December 31, 2011). These earnings are considered to be indefinitely reinvested and, accordingly, no provisions for U.S. federal and state income taxes are required. It is not practicable to determine the amount of unrecognized deferred tax liability related to the unremitted earnings.

State net operating loss carryforwards were $418.8 million at December 31, 2012 ($490.8 million at December 31, 2011). If unused, they will expire between 2014 and 2032. Foreign net operating loss carryforwards were $59.2 million at December 31, 2012 ($66.2 million at December 31, 2011). If unused, they will expire between 2027 and 2029.

At December 31, 2012, Nucor had approximately $80.9 million of unrecognized tax benefits, of which $76.4 million would affect Nucor’s effective tax rate, if recognized. At December 31, 2011, Nucor had approximately $80.9 million of unrecognized tax benefits, of which $78.5 million would affect Nucor’s effective tax rate, if recognized.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits recorded in deferred credits and other liabilities is as follows (in thousands):

	December 31,
	2012	2011	2010
Balance at beginning of year	$80,897	$92,752	$108,587
Additions based on tax positions related to current year	9,456	6,733	1,983
Reductions based on tax positions related to current year	(132)	(3,160)	(1,358)
Additions based on tax positions related to prior years	5,821	937	5,705
Reductions based on tax positions related to prior years	(3,296)	(2,169)	(4,046)
Additions due to settlements with taxing authorities	-	-	2,363
Reductions due to settlements with taxing authorities	(764)	(958)	(3,246)
Reductions due to statute of limitations lapse	(11,120)	(13,238)	(17,236)

Balance at end of year	$80,862	$80,897	$92,752

We estimate that in the next twelve months, our gross uncertain tax positions, exclusive of interest, could decrease by as much as $19.3 million, as a result of the expiration of the statute of limitations.

During 2012, Nucor recognized $2.1 million of expense in interest and penalties ($3.6 million of expense in 2011 and $5.3 million of benefit in 2010). As of December 31, 2012, Nucor had approximately $36.4 million of accrued interest and penalties related to uncertain tax positions ($34.3 million at December 31, 2011).

Nucor has concluded U.S. federal income tax matters for years through 2006. The years 2004 and 2007 are open to the extent net operating losses were carried back. The 2008 to 2012 tax years are open to examination by the Internal Revenue Service. In 2011 the Canada Revenue Agency completed an audit examination for the periods 2006 to 2008 for Harris Steel Group Inc. and subsidiaries with immaterial adjustments to the income tax returns. The tax years 2008 through 2012 remain open to examination by other major taxing jurisdictions to which Nucor is subject (primarily Canada and other state and local jurisdictions).